Shareholders' equity (Schedule of activity in warrants) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	8,056,051
Number of warrants issued	1,014,600	0
Number of warrants exercised	0	(8,146,483)
Number of warrants expired	0	(5,275)
Number of warrants outstanding	1,014,600	0
Price per warrant	$ 1.75
Net proceeds from exercise of warrants		$ 12,396,107
Issuance of units - September 28, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	3,448,276
Number of warrants issued		0
Number of warrants exercised		(3,448,276)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 0.58
Issuance of units - October 19, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	100,000
Number of warrants issued		0
Number of warrants exercised		(100,000)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 0.58
Issuance of units - May 15, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	1,355,500
Number of warrants issued		0
Number of warrants exercised		(1,355,500)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 0.85
Issuance of units - May 28, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	750,000
Number of warrants issued		0
Number of warrants exercised		(750,000)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 0.85
Issuance of units - June 19, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	500,000
Number of warrants issued		0
Number of warrants exercised		(500,000)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 0.85
Issuance of units - October 25, 2019
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	225,000
Number of warrants issued		0
Number of warrants exercised		(225,000)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 0.75
Issuance of units - November 10, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	1,677,275
Number of warrants issued		0
Number of warrants exercised		(1,672,000)
Number of warrants expired		(5,275)
Number of warrants outstanding		0
Price per warrant		$ 4.5
Issuance of warrants - November 10, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0	0
Number of warrants issued		0
Number of warrants exercised		(95,707)
Number of warrants expired		0
Number of warrants outstanding		0
Price per warrant		$ 4.5
Issuance of units - October 19, 2022
Disclosure of classes of share capital [line items]
Number of warrants outstanding	0
Number of warrants issued	1,014,600
Number of warrants exercised	0
Number of warrants expired	0
Number of warrants outstanding	1,014,600	0
Price per warrant	$ 1.75